Document and Entity Information	12 Months Ended
Jul. 11, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jan. 31, 2012
Registrant Name	VALUED ADVISERS TRUST
Central Index Key	0001437249
Amendment Flag	false
Document Creation Date	Aug. 31, 2012
Document Effective Date	Aug. 31, 2012
Prospectus Date	Jul. 11, 2012